INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of intangible assets

	March 31,	December 31,
	2014	2013

Patents	$3,564,319	$3,563,343
Software Development Costs	180,000	—
Licensing	675,000	—
Accumulated Amortization	(588,496)	(489,398)
Intangible Assets, Net	$3,830,823	$3,073,945

	December 30,	December 31,
	2013	2012

Patents	$3,563,343	$3,553,651
Accumulated Amortization	(489,398)	(135,030)
Intangible Assets, Net	$3,073,945	$3,418,621